UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q
Quarterly Schedule of Portfolio Holdings of
Registered Management Investment Company

Investment Company Act File Number: 811-05104

Capital World Bond Fund, Inc.
(Exact name of registrant as specified in charter)

333 South Hope Street,
Los Angeles, California 90071
(Address of principal executive offices)

Registrant's telephone number, including area code:  (213) 486-9200

Date of fiscal year end: September 30

Date of reporting period: June 30, 2007

Kimberly S. Verdick
Capital Research and Management Company
333 South Hope Street
Los Angeles, California 90071
(Name and address of agent for service)

Copies to:
Michael Glazer
Paul, Hastings, Janofsky & Walker LLP
515 South Flower Street, 25th Floor
Los Angeles, California 90071
(Counsel for the registrant)

ITEM 1 – Schedule of Investments
[logo – American Funds®]

Capital World Bond Fund®
Investment portfolio

June 30, 2007
 unaudited

Bonds & notes — 91.87%	Principal amount (000)	Market value (000)

EUROS — 19.17%
German Government 5.25% 2008	€9,900	US$13,463
German Government 4.50% 2009	42,960	58,163
German Government 5.25% 2011	48,035	66,493
German Government 5.00% 2012	39,000	53,850
German Government 3.75% 2013	25,250	32,773
German Government 4.50% 2013	31,825	42,965
German Government 4.25% 2014	12,120	16,103
German Government 4.00% 2016	37,320	48,488
German Government 1.50% 2016[1]	4,974	6,214
German Government 3.75% 2017	8,600	10,925
German Government 6.25% 2024	34,260	54,541
German Government 6.25% 2030	11,375	18,584
Netherlands Government Eurobond 5.25% 2008	30,115	41,090
Netherlands Government Eurobond 5.50% 2010	2,030	2,822
Netherlands Government Eurobond 7.50% 2023	10,900	19,227
French Government O.A.T. 5.25% 2008	10,020	13,652
French Government O.A.T. 3.00% 2009[1]	126	172
French Government O.A.T. 5.00% 2011	10,550	14,533
French Government O.A.T. 3.00% 2012[1]	448	623
French Government O.A.T. 1.00% 2017[1]	345	405
French Government O.A.T. Strip Principal 0% 2019	7,500	5,812
French Government O.A.T. 3.40% 2029[1]	535	841
French Government O.A.T. 4.75% 2035	13,225	17,907
French Government O.A.T. 1.80% 2040[1]	712	845
French Government O.A.T. 4.00% 2055	3,040	3,576
General Motors Corp. 7.25% 2013	8,085	10,680
General Motors Corp. 8.375% 2033	13,500	17,401
Spanish Government 4.25% 2007	12,940	17,512
Spanish Government 6.15% 2013	1,500	2,182
Spanish Government 6.00% 2029	5,260	8,324
Bayerische Vereinsbank 5.50% 2008[2]	750	1,021
Bayerische Hypo- und Vereinsbank AG 6.625% 2010	8,000	11,370
Bayerische Hypo- und Vereinsbank AG 6.00% 2014	2,380	3,386
UniCredito Italiano SpA 3.95% 2016	7,500	9,236
UniCredito Italiano SpA, Series 172, 4.125% 2016[3]	460	603
Belgium (Kingdom of) 4.25% 2014	16,420	21,752
Veolia Environnement 4.875% 2013	4,675	6,270
Veolia Environnement 6.125% 2033	7,915	11,134
Telecom Italia SpA 6.25% 2012	5,010	7,054
Telecom Italia SpA 7.75% 2033	4,930	7,707
Gaz Capital SA 5.875% 2015	3,250	4,430
Gaz Capital SA 5.875% 2015	7,500	10,223
Rodamco Europe Finance BV, Series 5, 3.75% 2012	11,080	14,093
NGG Finance PLC 6.125% 2011	2,000	2,822
National Grid Transco PLC 4.375% 2020	8,680	10,675
Saint-Gobain Nederland BV 5.00% 2010	8,000	10,848
Saint-Gobain Nederland BV 5.00% 2014	1,925	2,590
ABN AMRO Bank NV 4.31% (undated)[3]	10,250	12,609
Banque Centrale de Tunisie 4.75% 2011	3,100	4,170
Banque Centrale de Tunisie 4.75% 2011	4,750	6,390
Banque Centrale de Tunisie 6.25% 2013	1,350	1,920
Metro Finance BV 4.625% 2011	8,230	10,988
WT Finance (Australia) Pty Ltd., Westfield Europe Finance PLC, and WEA Finance LLC 3.625% 2012	7,710	9,767
Resona Bank, Ltd. 3.75% 2015[3]	2,490	3,263
Resona Bank, Ltd. 4.125% (undated)[3]	4,935	6,334
Shinsei Bank, Ltd. 3.75% 2016[3]	4,000	5,168
Shinsei Bank, Ltd. 3.75% 2016[3]	1,790	2,313
Santander Perpetual, SA Unipersonal 4.375% (undated)[3]	5,840	7,457
Sumitomo Mitsui Banking Corp. 4.375% 2014[3]	2,345	3,139
Sumitomo Mitsui Banking Corp. 4.375% (undated)[3]	3,400	4,258
BNP Paribas 5.25% 2014[3]	5,250	7,165
Bayer AG 5.00% 2105[3]	5,500	6,898
PLD International Finance LLC 4.375% 2011	5,200	6,849
DaimlerChrysler International Finance BV 7.00% 2011	4,725	6,834
FCE Bank PLC 7.125% 2012	4,900	6,591
General Motors Acceptance Corp. 5.375% 2011	4,810	6,260
Tesco PLC 4.75% 2010	3,925	5,308
Merrill Lynch & Co., Inc. 4.625% 2018	4,050	5,052
Deutsche Telekom International Finance BV 8.125% 2012[3]	3,160	4,835
TeliaSonera AB 4.125% 2015	3,425	4,302
Fortum Oyj 4.625% 2010	1,590	2,140
Fortum Oyj 5.00% 2013	1,500	2,035
Rheinische Hypothekenbank Eurobond 4.25% 2008[2]	3,000	4,050
Kingfisher PLC 4.50% 2010	2,850	3,788
ING Bank NV 6.00% 2007	2,000	2,710
ING Verzekeringen NV 6.25% 2021[3]	750	1,061
Governor and Co. of the Bank of Ireland 6.45% 2010	2,665	3,748
Anglian Water Services Financing PLC 4.625% 2013	2,250	2,989
Bulgaria (Republic of) 7.50% 2013	1,638	2,501
Bulgaria (Republic of) 7.50% 2013	250	382
Edcon Pty Ltd. 7.395% 2014[3]	1,500	2,000
Edcon Pty Ltd. 9.645% 2015[3]	500	665
International Endesa BV 5.375% 2013	1,750	2,409
Royal Bank of Scotland PLC 4.875% 2009	750	1,019
Royal Bank of Scotland PLC 6.00% 2013	960	1,370
Deutsche Bank AG 5.125% 2013	1,700	2,316
Aries Vermögensverwaltungs GmbH, Series B, 7.75% 2009	1,500	2,156
Mizuho Financial Group (Cayman) Ltd. 4.75% 2014[3]	1,500	2,029
Abu Dhabi National Energy Co. PJSC (TAQA) 4.375% 2013	1,500	1,949
Dexia Municipal Agency 3.50% 2009[2]	1,428	1,888
Commerzbank AG 6.125% 2011	1,000	1,406
Stora Enso Oyj 5.125% 2014	1,000	1,321
E.ON International Finance BV 5.75% 2009	750	1,034
Edison SpA 5.125% 2010	750	1,022
AEGON NV 4.625% 2008	750	1,016
Bank of America Corp. 3.625% 2008	750	1,010
Red Eléctrica de España Finance BV 4.75% 2013	750	1,006
Hellenic Republic 8.60% 2008	690	960
Italian Government BTPS Eurobond 1.745% 2008[1]	614	826
France Télécom 6.75% 2008[3]	530	728
iesy Repository GmbH 10.125% 2015	500	721
Finland (Republic of) 5.75% 2011	500	704
HBOS PLC 6.05% (undated)[3]	500	703
RWE Finance BV 6.125% 2012	250	358
WDAC Intermediate Corp. 8.50% 2014	125	177
		929,447

JAPANESE YEN — 8.67%
Japanese Government 1.80% 2008	¥550,000	4,507
Japanese Government 0.90% 2008	7,086,800	57,521
Japanese Government 1.80% 2010	10,017,550	82,782
Japanese Government 1.10% 2011	2,500,000	20,161
Japanese Government 1.30% 2011	3,171,000	25,732
Japanese Government 0.50% 2013	4,400,000	33,562
Japanese Government 1.50% 2014	19,216,500	154,144
Japanese Government 0.50% 2015[1]	201,400	1,547
Japanese Government 1.70% 2016	1,615,800	12,996
Japanese Government 2.30% 2035	3,377,800	26,642
KfW International Finance Inc. 1.75% 2010	100,000	824
		420,418

BRITISH POUNDS — 4.85%
United Kingdom 7.25% 2007	£1,250	2,522
United Kingdom 5.00% 2008	2,800	5,594
United Kingdom 5.75% 2009	1,750	3,508
United Kingdom 4.75% 2010	7,740	15,094
United Kingdom 5.00% 2012	3,825	7,460
United Kingdom 5.00% 2014	22,050	42,680
United Kingdom 4.75% 2015	13,110	24,950
United Kingdom 8.00% 2015	600	1,400
United Kingdom 4.00% 2016	3,760	6,759
United Kingdom 2.50% 2016[1]	1,860	3,803
United Kingdom 4.75% 2020	29,670	56,324
United Kingdom 6.00% 2028	2,850	6,416
United Kingdom 4.25% 2036	455	832
United Kingdom 4.75% 2038	8,180	16,330
United Kingdom 4.25% 2055	550	1,044
Abbey National PLC 7.50% (undated)[3]	2,510	5,316
Abbey National PLC 7.50% (undated)[3]	2,425	5,014
Barclays Bank PLC 5.33% (undated)[3]	5,000	8,845
WT Finance (Australia) Pty Ltd., Westfield Europe Finance PLC, and WEA Finance LLC 5.50% 2017	2,485	4,645
SLM Student Loan Trust, Series 2003-10, Class A-4, 5.15% 2039[2,4]	2,400	4,528
Tesco PLC 5.50% 2033	2,140	4,099
Kingfisher PLC 5.625% 2014	1,800	3,326
Halifax Building Society 11.00% 2014	650	1,620
General Electric Capital Corp. 5.625% 2031	750	1,497
UPM-Kymmene Corp. 6.625% 2017	750	1,474
		235,080

SWEDISH KRONOR — 4.36%
Swedish Government 5.00% 2009	SKr251,590	37,214
Swedish Government 5.25% 2011	407,750	61,159
Swedish Government 5.50% 2012	64,000	9,792
Swedish Government 6.75% 2014	477,925	79,049
Swedish Government 5.00% 2020	14,250	2,200
AB Spintab 6.00% 2009	131,900	19,786
European Investment Bank 4.50% 2014	15,000	2,163
		211,363

SINGAPORE DOLLARS — 3.56%
Singapore (Republic of) 3.125% 2011	S$153,950	102,592
Singapore (Republic of) 3.75% 2016	99,470	70,006
		172,598

ISRAELI SHEKELS — 3.46%
Israeli Government 7.50% 2014	ILS368,022	97,010
Israeli Government 6.50% 2016	280,215	70,852
		167,862

POLISH ZLOTY — 2.57%
Polish Government 5.75% 2010	PLN152,700	55,514
Polish Government 6.00% 2010	79,560	29,125
Polish Government 4.25% 2011	42,886	14,781
Polish Government 5.00% 2013	72,100	25,166
		124,586

BRAZILIAN REAIS — 2.18%
Brazilian Treasury Bill 6.00% 2010[1]	BRL 9,100	7,560
Brazil (Federal Republic of) 10.00% 2014	31,000	15,555
Brazilian Treasury Bill 6.00% 2015[1]	20,000	16,611
Brazilian Treasury Bill 6.00% 2017[1]	2,900	2,431
Brazil (Federal Republic of) 10.00% 2017	63,120	31,273
Brazil (Federal Republic of) Global 12.50% 2022	3,500	2,349
Brazil (Federal Republic of) Global 10.25% 2028	32,060	18,694
Brazilian Treasury Bill 6.00% 2045[1]	13,000	11,033
		105,506

MALAYSIAN RINGGIT — 1.90%
Malaysia 3.869% 2010	MYR 45,000	13,238
Malaysia 3.718% 2012	152,460	44,903
Malaysia 4.262% 2016	110,380	33,845
		91,986

HUNGARIAN FORINT — 1.87%
Hungarian Government 6.00% 2011	HUF7,372,440	39,294
Hungarian Government 7.25% 2012	9,184,810	51,369
		90,663

EGYPTIAN POUNDS — 1.82%
Egypt (Arab Republic of) Treasury Bill 0% 2007	EGP245,775	42,078
Egypt (Arab Republic of) Treasury Bill 0% 2008	9,650	1,638
Egypt (Arab Republic of) Treasury Bill 0% 2008	16,775	2,836
Egypt (Arab Republic of) Treasury Bill 0% 2008	35,075	5,921
Egypt (Arab Republic of) Treasury Bill 0% 2008	19,000	3,203
Egypt (Arab Republic of) Treasury Bill 0% 2008	21,450	3,601
Egypt (Arab Republic of) Treasury Bill 0% 2008	11,750	1,964
Egypt (Arab Republic of) Treasury Bill 0% 2008	9,225	1,540
Egypt (Arab Republic of) Treasury Bill 0% 2008	9,675	1,603
Egypt (Arab Republic of) 9.10% 2010	1,955	349
Egypt (Arab Republic of) 11.50% 2011	5,865	1,136
Egypt (Arab Republic of) 9.10% 2012	82,870	14,784
Egypt (Arab Republic of) 8.85% 2013	21,000	3,686
Egypt (Arab Republic of) 11.625% 2014	18,535	3,695
		88,034

MEXICAN PESOS — 1.65%
United Mexican States Government, Series MI10, 9.50% 2014	MXN376,900	38,501
United Mexican States Government, Series M20, 10.00% 2024	323,400	36,588
United Mexican States Government, Series M30, 10.00% 2036	30,000	3,522
América Móvil, SA de CV 8.46% 2036	15,000	1,417
		80,028

SOUTH KOREAN WON — 1.54%
Korean Government 4.50% 2008	KRW 9,885,000	10,607
Korean Government 5.00% 2011	6,696,560	7,164
Korean Government 4.25% 2014	27,208,900	27,310
Korean Government 5.25% 2015	27,611,410	29,409
		74,490

NEW TURKISH LIRE — 1.50%
Turkey (Republic of) Treasury Bill 0% 2008	TRY31,170	19,889
Turkey (Republic of) 15.00% 2010	27,672	20,065
Turkey (Republic of) 14.00% 2011	29,255	20,713
Turkey (Republic of) 10.00% 2012[1]	15,418	12,094
		72,761

NORWEGIAN KRONER — 1.29%
Norwegian Government 5.50% 2009	NKr 63,050	10,727
Norwegian Government 6.50% 2013	286,975	51,798
		62,525

INDONESIAN RUPIAH — 1.11%
Indonesia (Republic of) 12.25% 2007	IDR 12,420,000	1,377
Indonesia (Republic of) 10.00% 2011	4,000,000	465
Indonesia (Republic of) 12.50% 2013	288,150,000	37,109
Indonesia (Republic of) 11.00% 2014	35,000,000	4,298
Indonesia (Republic of) 11.00% 2020	37,975,000	4,700
Indonesia (Republic of) 12.80% 2021	26,065,000	3,612
Indonesia (Republic of) 12.90% 2022	15,705,000	2,192
Indonesia (Republic of) 11.00% 2025	1,258,000	155
		53,908

COLOMBIAN PESOS — 0.90%
Columbia (Republic of) Global 11.75% 2010	COP11,753,000	6,316
Colombia (Republic of) Global 12.00% 2015	56,270,000	33,114
Columbia (Republic of) Global 9.85% 2027	7,910,000	4,272
		43,702

DANISH KRONER — 0.80%
Nykredit 4.00% 2035[2]	DKr 77,853	12,510
Nykredit 5.00% 2038[2]	153,270	26,342
		38,852

CANADIAN DOLLAR — 0.62%
Canadian Government 5.50% 2010	C$24,955	US$24,098
Canadian Government 5.25% 2012	2,000	1,942
Canadian Government 5.75% 2029	2,250	2,479
Manitoba Telecom Services Inc., Series 4, 5.85% 2009	1,000	946
Thompson Corp. 6.50% 2007	825	778
		30,243

AUSTRALIAN DOLLAR — 0.55%
New South Wales Treasury Corp. 5.50% 2014	A$16,750	13,315
Queensland Treasury Corp. 6.00% 2015	16,050	13,113
		26,428

ARGENTINE PESOS — 0.44%
Argentina (Republic of) 5.83% 2033[1,2,5]	ARS44,986	13,335
Argentina (Republic of) GDP-Linked 2035	88,975	3,513
Argentina (Republic of) 0.63% 2038[1,2]	32,896	4,243
		21,091

URUGUAYAN PESOS — 0.36%
Uruguay (Republic of) 5.00% 2018[1]	UYU107,628	5,091
Uruguay (Republic of) 4.25% 2027[1,2]	232,133	10,421
Uruguay (Republic of) 3.70% 2037[1,2]	47,735	1,980
		17,492

DOMINICAN PESOS — 0.14%
Cervecería Nacional Dominicana, C. por A. 16.00% 2012[4]	DOP122,949	4,196
Cervecería Nacional Dominicana, C. por A. 16.00% 2012	72,130	2,461
		6,657

U.S. DOLLARS — 26.56%
U.S. Treasury 3.00% 2007[6]	US$16,850	16,733
U.S. Treasury 4.75% 2008[6]	6,900	6,880
U.S. Treasury 3.375% 2008[6]	35,040	34,303
U.S. Treasury 5.625% 2008[6]	3,750	3,769
U.S. Treasury 3.875% 2009[1,6]	2,167	2,201
U.S. Treasury 5.75% 2010[6]	3,000	3,073
U.S. Treasury 4.50% 2011[6]	5,460	5,386
U.S. Treasury 2.375% 2011[1,6]	3,445	3,409
U.S. Treasury 4.875% 2012[6]	7,090	7,082
U.S. Treasury 3.625% 2013[6]	7,400	6,917
U.S. Treasury 3.875% 2013[6]	6,750	6,410
U.S. Treasury 4.00% 2014[6]	9,730	9,210
U.S. Treasury 2.00% 2014[1,6]	3,477	3,341
U.S. Treasury 4.50% 2016[6]	42,305	40,768
U.S. Treasury 8.875% 2017[6]	1,250	1,620
U.S. Treasury 2.375% 2017[1,6]	1,496	1,461
U.S. Treasury 7.875% 2021[6]	3,000	3,776
U.S. Treasury 8.00% 2021[6]	5,560	7,116
U.S. Treasury 2.375% 2025[1,6]	1,326	1,275
U.S. Treasury 6.50% 2026[6]	23,190	26,803
U.S. Treasury 5.25% 2029[6]	3,225	3,249
U.S. Treasury 3.375% 2032[1,6]	1,152	1,326
U.S. Treasury 4.50% 2036[6]	27,543	24,943
Fannie Mae 4.25% 2007[6]	4,325	4,324
Fannie Mae 4.75% 2007[6]	24,380	24,371
Fannie Mae 5.00% 2017[2,6]	1,823	1,770
Fannie Mae 5.00% 2019[2,6]	463	449
Fannie Mae, Series 2001-4, Class GA, 10.258% 2025[2,3,6]	29	32
Fannie Mae 6.00% 2026[2,6]	1,375	1,368
Fannie Mae 5.50% 2034[2,6]	1,067	1,033
Fannie Mae 4.50% 2035[2,6]	2,436	2,214
Fannie Mae 5.50% 2035[2,6]	7,647	7,407
Fannie Mae 6.00% 2036[2,6]	4,897	4,846
Fannie Mae 6.50% 2036[2,6]	2,066	2,086
Fannie Mae 6.50% 2036[2,6]	7,884	7,935
Fannie Mae, Series 2006-49, Class PA, 6.00% 2036[2,6]	1,740	1,750
Fannie Mae, Series 2006-56, Class OG, principal only, 0% 2036[2,6]	7,086	5,252
Fannie Mae, Series 2006-96, Class MO, principal only, 0% 2036[2,6]	5,606	4,304
Fannie Mae 5.00% 2037[2,6]	1,972	1,848
Fannie Mae 5.50% 2037[2,6]	5,776	5,572
Fannie Mae 5.50% 2037[2,6]	1,452	1,401
Fannie Mae 5.50% 2037[2,6]	982	947
Fannie Mae 5.50% 2037[2,6]	1,543	1,489
Fannie Mae 5.50% 2037[2,6]	4,315	4,135
Fannie Mae 5.50% 2037[2,6]	6,100	5,845
Fannie Mae 6.50% 2037[2]	2,600	2,612
Freddie Mac, Series 3171, Class MO, principal only, 0% 2036[2,6]	6,906	5,054
Freddie Mac, Series 3213, Class OG, principal only, 0% 2036[2,6]	7,286	5,320
Freddie Mac 6.00% 2037[2,6]	39,750	39,318
Argentina (Republic of) 4.106% 2012[2,3]	17,100	12,212
Argentina (Republic of) GDP-Linked 2035	102,570	15,027
Gaz Capital SA 6.51% 2022[4]	17,605	17,420
Open Joint Stock Co. Gazprom, Series 2, 8.625% 2034[4]	2,000	2,501
HSBK (Europe) B.V. 7.75% 2013	4,765	4,884
HSBK (Europe) B.V. 7.25% 2017[4]	13,215	12,857
Skandinaviska Enskilda Banken AB 6.875% 2009	500	512
Skandinaviska Enskilda Banken AB 4.958% (undated)[3,4]	5,850	5,447
Skandinaviska Enskilda Banken AB 5.471% (undated)[3,4]	11,210	10,656
Federal Home Loan Bank 4.625% 2007[6]	5,195	5,194
Federal Home Loan Bank 5.25% 2008[6]	9,390	9,383
Federal Home Loan Bank 5.625% 2016[6]	1,875	1,871
TuranAlem Finance BV 8.00% 2014	2,600	2,509
TuranAlem Finance BV 8.50% 2015[4]	3,695	3,617
TuranAlem Finance BV 8.50% 2015	750	734
TuranAlem Finance BV 8.25% 2037[4]	6,775	6,521
TuranAlem Finance BV, Series 8, 8.25% 2037	2,850	2,743
BNP Paribas 7.195% (undated)[3,4]	15,800	16,028
Scottish Power PLC 5.375% 2015	12,700	12,383
Scottish Power PLC 5.81% 2025	3,725	3,606
Development Bank of Singapore Ltd. 7.875% 2010[4]	10,250	10,861
Development Bank of Singapore Ltd. 7.125% 2011[4]	3,800	3,998
Singapore Telecommunications Ltd. 6.375% 2011[4]	13,940	14,391
Abu Dhabi National Energy Co. PJSC (TAQA) 5.875% 2016[4]	12,980	12,719
Abu Dhabi National Energy Co. PJSC (TAQA) 6.50% 2036[4]	1,250	1,217
C10 Capital (SPV) Ltd. 6.722% (undated)[3,4]	10,625	10,372
C8 Capital (SPV) Ltd. 6.64% (undated)[3,4]	3,000	2,957
Ras Laffan Liquefied Natural Gas Co. Ltd. 3.437% 2009[2,4]	1,469	1,434
Ras Laffan Liquefied Natural Gas II 5.298% 2020[2,4]	4,725	4,425
Ras Laffan Liquefied Natural Gas III 5.838% 2027[2,4]	8,000	7,443
Enersis SA 7.375% 2014	11,935	12,665
United States Agency for International Development, State of Israel, Class 1-A, 5.50% 2023[6]	12,500	12,433
Washington Mutual, Inc. 5.25% 2017[6]	1,500	1,395
Washington Mutual Preferred Funding II Ltd. 6.665% (undated)[3,4]	3,000	2,869
Washington Mutual Preferred Funding I Ltd., Series A-1, 6.534% (undated)[3,4]	1,600	1,550
Washington Mutual Preferred Funding III Ltd. 6.895% (undated)[3,4]	6,400	6,318
Aries Vermögensverwaltungs GmbH, Series C, 9.60% 2014[4]	1,000	1,238
Aries Vermögensverwaltungs GmbH, Series C, 9.60% 2014	8,500	10,519
Resona Bank, Ltd. 5.85% (undated)[3,4]	11,315	10,837
UniCredito Italiano SpA 5.584% 2017[3,4]	1,830	1,826
HVB Funding Trust I 8.741% 2031[4]	7,100	8,692
State of Qatar 9.75% 2030	7,250	10,422
PCCW-HKT Capital No. 3 Ltd. 5.25% 2015[4]	11,000	10,227
Wells Fargo Mortgage-backed Securities Trust, Series 2005-1, Class I-A-1, 4.75% 2020[2,6]	10,336	9,829
Merrill Lynch Mortgage Investors, Inc., Series 2006-A1, Class II-A-1, 6.159% 2036[2,3,6]	9,414	9,477
Banco Mercantil del Norte, SA 6.135% 2016[4]	4,325	4,341
Banco Mercantil del Norte, SA 6.862% 2021[4]	4,600	4,618
Sumitomo Mitsui Banking Corp. 5.625% (undated)[3,4]	8,890	8,486
Vale Overseas Ltd. 6.875% 2036	8,000	8,061
American Tower Trust I, Series 2007-1A, Class A-FX, 5.42% 2037[2,4,6]	5,600	5,494
American Tower Trust I, Series 2007-1A, Class E, 6.249% 2037[2,4,6]	1,150	1,114
American Tower Trust I, Series 2007-1A, Class F, 6.639% 2037[2,4,6]	1,230	1,186
BBVA International SA Unipersonal 5.919% (undated)[3,4]	8,150	7,660
Commercial Mortgage Trust, Series 2003-LNB1, Class A-2, 4.084% 2038[2,6]	8,000	7,371
CS First Boston Mortgage Securities Corp., Series 2006-2R, Class A-PO, principal only, 0% 2036[2,4,6]	10,723	6,994
Standard Chartered PLC 6.409% (undated)[3,4]	7,000	6,687
Nextel Communications, Inc., Series E, 6.875% 2013	6,725	6,681
Stora Enso Oyj 6.404% 2016[4]	2,285	2,276
Stora Enso Oyj 7.25% 2036[4]	4,295	4,290
CCO Holdings, LLC and CCO Holdings Capital Corp. 8.75% 2013	4,065	4,156
Charter Communications Operating, LLC, Term Loan Facilities B, 7.36% 2014[2,3]	1,325	1,315
CCH I, LLC and CCH I Capital Corp. 11.00% 2015	750	787
Telecom Italia Capital SA, Series B, 5.25% 2013	6,550	6,250
Indonesia (Republic of) 6.75% 2014[4]	1,250	1,280
Indonesia (Republic of) 6.875% 2017[4]	1,000	1,038
Indonesia (Republic of) 6.625% 2037[4]	4,000	3,860
Williams Companies, Inc. 7.349% 2010[3,4]	225	233
Williams Partners L.P. and Williams Partners Finance Corp. 7.25% 2017	375	379
Williams Companies, Inc. 7.875% 2021	275	297
Transcontinental Gas Pipe Line Corp. 7.25% 2026	575	604
Williams Companies, Inc. 8.75% 2032	3,605	4,191
TransCanada PipeLines Ltd. 6.35% 2067[3]	5,880	5,663
ORIX Corp. 5.48% 2011	5,500	5,427
Centex Corp. 4.75% 2008	525	523
Centex Corp. 5.25% 2015	1,735	1,555
Centex Corp. 6.50% 2016[6]	3,370	3,246
Residential Funding Mortgage Securities II, Inc., Series 2007-HSA2, Class A-1F, MBIA insured, 8.47% 2037[2,3,6]	5,251	5,323
GSR Mortgage Loan Trust, Series 2004-10F, Class 1-A-5, 4.50% 2019[2,6]	5,524	5,205
Dominican Republic 9.50% 2011[2]	331	354
Dominican Republic 9.04% 2018[2,4]	2,459	2,816
Dominican Republic 9.04% 2018[2,4]	1,771	2,027
Mizuho Capital Investment (USD) 1 Ltd. 6.686% noncumulative preferred (undated)[3,4]	5,000	4,952
National Grid PLC 6.30% 2016	4,825	4,921
Banc of America Commercial Mortgage Inc., Series 2005-5, Class A-3B, 5.40% 2045[2,3,6]	5,000	4,907
CS First Boston Mortgage Securities Corp., Series 2005-C1, Class A-3, 4.813% 2038[2,6]	5,000	4,823
PNC Funding Corp., Series I, 6.517% (undated)[3,4]	2,600	2,633
PNC Funding Corp., Series II, 6.113% (undated)[3,4]	2,100	2,050
Edison Mission Energy 7.50% 2013	1,325	1,318
Edison Mission Energy 7.75% 2016	150	150
Midwest Generation, LLC, Series B, 8.56% 2016[2]	2,767	2,952
Edison Mission Energy 7.625% 2027[4]	275	261
Freeport-McMoRan Copper & Gold Inc. 8.25% 2015	1,050	1,110
Freeport-McMoRan Copper & Gold Inc. 8.375% 2017	3,300	3,531
Banc of America Mortgage Securities, Inc., Series 2004-7, Class 7-A-1, 5.00% 2019[2,6]	4,780	4,580
Turkey (Republic of) 8.00% 2034	4,200	4,541
Merrill Lynch & Co., Inc. 5.70% 2017[6]	2,300	2,219
Merrill Lynch & Co., Inc. 6.11% 2037[6]	2,360	2,222
Tengizchevroil Finance Co. S.àr.l., Series A, 6.124% 2014[2,4]	4,500	4,438
SBC Communications Inc. 5.625% 2016[6]	1,500	1,469
SBC Communications Inc. 6.45% 2034[6]	2,955	2,929
Enterprise Products Operating LP, Series B, 5.00% 2015	2,000	1,870
Enterprise Products Operating LP 7.034% 2068[3]	2,615	2,525
Corporación Andina de Fomento 5.75% 2017	4,400	4,327
SunGard Data Systems Inc. 3.75% 2009	2,500	2,425
SunGard Data Systems Inc. 9.125% 2013	1,500	1,543
PSEG Energy Holdings Inc. 8.625% 2008	345	351
PSEG Power LLC 7.75% 2011	3,325	3,553
CWHEQ Home Equity Loan Trust, Series 2007-S1, Class A-6, MBIA insured, 5.693% 2036[2,3,6]	4,000	3,879
Orascom Telecom 7.875% 2014[4]	3,980	3,869
Bulgaria (Republic of) 8.25% 2015	3,300	3,816
Merrill Lynch Mortgage Trust, Series 2006-C1, Class A-3, 5.843% 2039[2,3,6]	3,770	3,769
Sonoco, Inc. 5.75% 2017[6]	3,900	3,766
CHL Mortgage Pass-Through Trust, Series 2003-50, Class A-1, 5.00% 2018[2,6]	3,829	3,674
Nielsen Finance LLC and Nielsen Finance Co. 10.00% 2014[4]	2,275	2,417
Nielsen Finance LLC and Nielsen Finance Co. 0%/12.50% 2016[4,7]	1,730	1,228
Rural Cellular Corp. 11.106% 2012[3]	350	362
Rural Cellular Corp. 8.36% 2013[3,4]	3,250	3,250
Structured Asset Securities Corp., Series 2003-29, Class 1-A-1, 4.75% 2018[2,6]	3,740	3,556
Univision Communications Inc. 7.85% 2011	1,475	1,527
Univision Communications Inc. 9.75% 2015[4,5]	1,870	1,856
Residential Capital Corp. 6.50% 2012	1,900	1,856
Residential Capital Corp. 6.875% 2015	1,510	1,467
AES Corp. 8.75% 2013[4]	1,250	1,325
AES Panamá, SA 6.35% 2016[4]	2,000	1,938
Residential Accredit Loans, Inc., Series 2003-QS16, Class A-1, 5.00% 2018[2,6]	3,389	3,254
J.C. Penney Co., Inc. 8.00% 2010	1,705	1,801
J.C. Penney Corp., Inc. 5.75% 2018	1,000	967
J.C. Penney Corp., Inc. 6.375% 2036	500	478
Russian Federation 7.50% 2030[2]	2,925	3,218
Radio One, Inc., Series B, 8.875% 2011	1,200	1,235
Radio One, Inc. 6.375% 2013	2,060	1,947
Simon Property Group, LP 6.35% 2012[6]	1,300	1,342
Simon Property Group, LP 5.875% 2017[6]	1,750	1,743
Tenet Healthcare Corp. 6.375% 2011	1,425	1,309
Tenet Healthcare Corp. 7.375% 2013	825	750
Tenet Healthcare Corp. 9.875% 2014	625	622
Tenet Healthcare Corp. 9.25% 2015	320	306
Centennial Communications Corp. 11.099% 2013[3]	710	746
Centennial Communications Corp. 10.00% 2013	1,000	1,078
Centennial Communications Corp. and Centennial Cellular Operating Co. LLC 10.125% 2013	840	905
Centennial Communications Corp., Centennial Cellular Operating Co. LLC and
Centennial Puerto Rico Operations Corp. 8.125% 2014[3]	250	257
Hospitality Properties Trust 6.75% 2013	690	712
Hospitality Properties Trust 5.125% 2015	1,000	940
Hospitality Properties Trust 5.625% 2017[6]	1,390	1,329
Glen Meadow Pass Through Trust 6.505% 2067[3,4]	3,000	2,949
Wells Fargo Mortgage-backed Securities Trust, Series 2004-7, Class II-A-1, 4.50% 2019[2,6]	3,123	2,942
Banc of America Commercial Mortgage Inc., Series 2005-1, Class A-4, 5.024% 2042[2,3,6]	3,000	2,935
Bank of Scotland 7.00% (undated)[3,4]	100	101
HBOS PLC, Series B, 5.92% (undated)[3,4]	3,000	2,818
Canadian Natural Resources Ltd. 5.70% 2017	2,000	1,938
Canadian Natural Resources Ltd. 6.25% 2038	970	921
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2005-LDP4, Class A-2, 4.79% 2042[2,6]	2,890	2,834
Santander Issuances, SA Unipersonal 5.72% 2016[3,4]	2,100	2,112
Santander Issuances, SA Unipersonal 5.805% 2016[3,4]	700	704
R.H. Donnelley Inc. 10.875% 2012[4]	750	802
Dex Media, Inc., Series B, 8.00% 2013	750	765
R.H. Donnelley Corp., Series A-1, 6.875% 2013	1,310	1,248
Kazkommerts International BV 8.50% 2013	1,750	1,798
Kazkommerts International BV 7.875% 2014[4]	500	497
Kazkommerts International BV 7.875% 2014	500	497
Wells Fargo Mortgage-backed Securities Trust, Series 2006-1, Class A-3, 5.00% 2021[2,6]	2,850	2,735
Structured Adjustable Rate Mortgage Loan Trust, Series 2006-4, Class 5-A-1, 5.941% 2036[2,3,6]	2,715	2,696
Continental Airlines, Inc., Series 1997-4, Class A, 6.90% 2019[2,6]	184	188
Continental Airlines, Inc., Series 2000-2, Class A-1, 7.707% 2022[2,6]	2,314	2,472
HealthSouth Corp. 10.75% 1016	2,400	2,616
SUPERVALU INC., Term Loan B, 6.86% 2012[2,3]	248	249
Albertson's, Inc. 8.00% 2031	2,300	2,362
Pogo Producing Co. 7.875% 2013	1,780	1,825
Pogo Producing Co. 6.625% 2015	50	50
Pogo Producing Co. 6.875% 2017	730	728
Michaels Stores, Inc., Term Loan B, 7.625% 2013[2,3]	250	249
Michaels Stores, Inc. 10.00% 2014[4]	2,025	2,086
Michaels Stores, Inc. 11.375% 2016[4]	250	263
Thomson Learning, Term Loan B, 8.10% 2014[2,3]	675	665
Thomson Learning 10.50% 2015[4]	950	924
Thomson Learning 0%/13.25% 2015[4,7]	1,295	978
Bear Stearns ALT-A Trust, Series 2005-9, Class II-6A-1, 5.815% 2035[2,3,6]	2,555	2,547
Jamaican Government 9.00% 2015	280	302
Jamaican Government 9.25% 2025	2,000	2,225
Celestica Inc. 7.875% 2011	1,605	1,565
Celestica Inc. 7.625% 2013	1,020	959
E*TRADE Financial Corp. 8.00% 2011	1,750	1,803
E*TRADE Financial Corp. 7.875% 2015	680	711
Standard Pacific Corp. 5.125% 2009	775	732
Standard Pacific Corp. 6.50% 2010	1,750	1,636
Standard Pacific Corp. 6.25% 2014	25	22
Standard Pacific Corp. 7.00% 2015	135	119
Federated Retail Holdings, Inc. 5.35% 2012	510	502
Federated Retail Holdings, Inc. 6.375% 2037	2,070	1,998
Lafarge 6.15% 2011	2,450	2,493
Hawaiian Telcom Communications, Inc. 9.75% 2013	1,060	1,116
Hawaiian Telcom Communications, Inc. 10.86% 2013[3]	90	92
Hawaiian Telcom Communications, Inc., Term Loan C, 7.61% 2014[2,3]	750	748
Hawaiian Telcom Communications, Inc., Series B, 12.50% 2015	450	513
Triton PCS, Inc. 8.50% 2013	2,350	2,415
AOL Time Warner Inc. 7.625% 2031[6]	2,240	2,407
Merrill Lynch Mortgage Trust, Series 2005-CIP1, Class A-3-A, 4.949% 2038[2,3,6]	2,470	2,385
American Cellular Corp., Series B, 10.00% 2011	165	174
Dobson Cellular Systems, Inc. 9.875% 2012	200	217
Dobson Communications Corp. 8.875% 2013	1,250	1,313
American Cellular Corp., Term Loan B, 7.36% 2014[2,3]	623	624
Petro Stopping Centers, LP and Petro Financial Corp. 9.00% 2012	2,190	2,316
CNA Financial Corp. 6.50% 2016	2,270	2,292
Tyson Foods, Inc. 6.85% 2016[3]	2,200	2,270
El Salvador (Republic of) 7.65% 2035[4]	1,970	2,256
Kansas City Southern Railway Co. 7.50% 2009	2,250	2,244
NXP BV and NXP Funding LLC 8.106% 2013[3]	350	352
NXP BV and NXP Funding LLC 7.875% 2014	525	520
NXP BV and NXP Funding LLC 9.50% 2015	1,355	1,341
CS First Boston Mortgage Securities Corp., Series 2004-C5, Class A-3, 4.499% 2037[2,6]	2,300	2,198
American Media Operations, Inc., Series B, 10.25% 2009	1,905	1,815
American Media Operations, Inc. 8.875% 2011	380	363
Hawker Beechcraft 8.50% 2015[4]	225	233
Hawker Beechcraft 8.875% 2015[4,5]	1,730	1,786
Hawker Beechcraft 9.75% 2017[4]	150	157
PETRONAS Capital Ltd. 7.00% 2012[4]	2,050	2,172
Viacom Inc. 6.25% 2016	1,500	1,480
Viacom Inc. 6.875% 2036	700	678
Allied Waste North America, Inc., Series B, 5.75% 2011	650	622
Allied Waste North America, Inc., Series B, 6.125% 2014	275	260
Allied Waste North America, Inc., Series B, 7.375% 2014	1,280	1,270
United Mexican States Government Global 6.375% 2013	1,675	1,736
ISA Capital do Brasil SA 8.80% 2017[4]	2,000	2,145
Yankee Candle Co., Inc., Series B, 8.50% 2015	1,025	999
Yankee Candle Co., Inc., Series B, 9.75% 2017	1,175	1,143
American Tower Corp. 7.125% 2012	1,595	1,639
American Tower Corp. 7.50% 2012	475	490
Windstream Corp. 8.125% 2013	1,400	1,470
Valor Telecommunications Enterprises, LLC and Valor Telecommunications Enterprises Finance Corp. 7.75% 2015	305	321
Windstream Corp. 8.625% 2016	300	319
Boyd Gaming Corp. 7.75% 2012	620	639
Boyd Gaming Corp. 6.75% 2014	275	271
Boyd Gaming Corp. 7.125% 2016	1,175	1,146
Credit-Based Asset Servicing and Securitization LLC, Series 2007-CB4, Class A-2B, 5.723% 2037[2,3,6]	2,050	2,030
Westfield Capital Corp. Ltd., WT Finance (Australia) Pty Ltd. and WEA Finance LLC 4.375% 2010[4]	360	347
Westfield Capital Corp. Ltd., WT Finance (Australia) Pty Ltd. and WEA Finance LLC 5.125% 2014[4]	700	671
Westfield Group 5.70% 2016[4]	1,000	984
WaMu Mortgage Pass-Through Certificates Trust, Series 2003-S6, Class II-A-3, 4.75% 2018[2,6]	2,088	1,985
HCA Inc., Term Loan B, 7.60% 2013[2,3]	966	973
HCA Inc. 9.625% 2016[4,5]	925	997
Chohung Bank 4.50% 2014[3,4]	2,000	1,951
Atlantic Broadband Finance, LLC and Atlantic Broadband Finance, Inc. 9.375% 2014	1,895	1,923
Spirit Master Funding LLC, Net-Lease Mortgage Notes, Series 2005-1, Class A-1, AMBAC insured, 5.05% 2023[2,4,6]	2,060	1,923
Wachovia Bank Commercial Mortgage Trust, Series 2005-C16, Class A-PB, 4.692% 2041[2,6]	2,000	1,917
Developers Diversified Realty Corp. 5.375% 2012	1,950	1,913
CanWest Media Inc., Series B, 8.00% 2012	881	879
CanWest MediaWorks Inc. 9.25% 2015[4]	1,000	1,008
Local T.V. Finance LLC 9.25% 2015[4,5]	1,895	1,886
Banque Centrale de Tunisie 7.375% 2012	1,750	1,876
Idearc Inc. 8.00% 2016	1,845	1,873
Mobile Storage Group, Inc. 9.75% 2014[4]	1,750	1,873
Jefferson Smurfit Corp. (U.S.) 8.25% 2012	1,265	1,262
Stone Container Corp. 8.375% 2012	205	206
Jefferson Smurfit Corp. (U.S.) 7.50% 2013	400	390
Sanmina-SCI Corp. 8.125% 2016	1,985	1,856
Intelsat (Bermuda), Ltd. 8.25% 2013	540	551
Intelsat (Bermuda), Ltd. 8.625% 2015	675	695
Intelsat Corp. 9.00% 2016	575	605
Southern Natural Gas Co. 5.90% 2017[4]	1,900	1,847
Countrywide Alternative Loan Trust, Series 2006-16CB, Class A-2, 6.00% 2036[2,6]	1,846	1,840
Ford Motor Credit Co. 7.375% 2011	625	611
Ford Motor Co. 6.50% 2018	1,466	1,195
Northwest Airlines, Inc., Term Loan B, 8.85% 2013[2,3]	553	561
Northwest Airlines, Inc., Term Loan A, 7.10% 2018[2,3]	1,236	1,235
CVS Corp. 7.77% 2012[2,4]	777	831
CVS Corp. 5.298% 2027[2,4]	1,030	955
THL Buildco, Inc. 8.50% 2014	1,340	1,283
NTK Holdings Inc. 0%/10.75% 2014[7]	650	474
K. Hovnanian Enterprises, Inc. 6.00% 2010	1,000	915
K. Hovnanian Enterprises, Inc. 8.875% 2012	910	842
Delhaize Group 6.50% 2017[4]	500	503
Delhaize America, Inc. 9.00% 2031	1,000	1,213
Pinnacle Entertainment, Inc. 7.50% 2015[4]	1,750	1,697
Alion Science and Technology Corp. 10.25% 2015	1,630	1,691
Neiman Marcus Group, Inc. 10.375% 2015	500	552
Neiman Marcus Group, Inc. 9.00% 2015[5]	1,050	1,129
Hughes Communications, Inc. 9.50% 2014	1,600	1,680
Uruguay (Republic of) 8.00% 2022[2]	1,500	1,672
CS First Boston Mortgage Securities Corp., Series 2001-CK6, Class A-3, 6.387% 2036[2,6]	1,625	1,665
Sierra Pacific Power Co., General and Refunding Mortgage Notes, Series H, 6.25% 2012	1,375	1,393
Sierra Pacific Resources 8.625% 2014	250	270
Gulfstream Natural Gas 6.19% 2025[4]	1,670	1,649
Tenneco Automotive Inc. 8.625% 2014	1,590	1,646
General Motors Corp. 7.125% 2013	1,745	1,642
DRS Technologies, Inc. 6.875% 2013	1,190	1,160
DRS Technologies, Inc. 6.625% 2016	225	218
DRS Technologies, Inc. 7.625% 2018	250	254
Mediacom Broadband LLC and Medicom Broadband Corp. 8.50% 2015[4]	850	858
Mediacom Broadband LLC and Mediacom Broadband Corp. 8.50% 2015	765	773
AMC Entertainment Inc. 8.00% 2014	525	517
AMC Entertainment Inc., Series B, 11.00% 2016	1,000	1,110
Constellation Brands, Inc. 7.25% 2017[4]	1,660	1,627
Level 3 Financing, Inc. 9.25% 2014	1,585	1,609
William Lyon Homes, Inc. 10.75% 2013	1,300	1,228
William Lyon Homes, Inc. 7.50% 2014	450	380
Serena Software, Inc. 10.375% 2016	1,486	1,609
MGM MIRAGE 6.00% 2009	350	349
Mandalay Resort Group 6.375% 2011	275	277
MGM MIRAGE 6.75% 2013	915	874
MGM MIRAGE 6.625% 2015	100	91
Hanesbrands Inc., Series B, 8.784% 2014[3]	1,555	1,586
Berry Plastics Holding Corp. 10.25% 2016	1,575	1,583
LBI Media, Inc. 10.125% 2012	1,500	1,581
TNK-BP Finance SA 7.50% 2016[4]	1,500	1,550
Qwest Capital Funding, Inc. 7.00% 2009	900	904
Qwest Capital Funding, Inc. 7.25% 2011	130	130
Qwest Communications International Inc., Series B, 7.50% 2014	250	254
U S WEST Communications, Inc. 6.875% 2033	250	236
UPM-Kymmene Corp. 5.625% 2014[4]	1,590	1,524
ARAMARK Corp., Term Loan B, 7.36% 2014[2,3]	1,013	1,017
ARAMARK Corp., Term Loan B, Letter of Credit, 7.475% 2014[2,3]	72	73
ARAMARK Corp. 8.50% 2015[4]	425	435
AEP Industries Inc. 7.875% 2013	1,510	1,518
Colombia (Republic of) Global 10.375% 2033	484	716
Columbia (Republic of) Global 7.375% 2037	715	795
CHL Mortgage Pass-Through Trust, Series 2005-HYB8, Class 4-A-1, 5.643% 2035[2,3,6]	1,519	1,507
ACE INA Holdings Inc. 5.875% 2014[6]	1,510	1,504
Technical Olympic USA, Inc. 9.00% 2010	490	470
Technical Olympic USA, Inc. 7.50% 2011	510	365
Technical Olympic USA, Inc. 10.375% 2012	810	648
Stater Bros. Holdings Inc. 8.125% 2012	1,460	1,478
Pakistan (Republic of) 7.125% 2016[4]	1,500	1,477
Fifth Third Capital Trust IV 6.50% 2067[3,6]	1,500	1,452
Petroplus Finance Ltd. 6.75% 2014[4]	850	822
Petroplus Finance Ltd. 7.00% 2017[4]	650	629
Guatemala (Republic of) 10.25% 2011	990	1,150
Guatemala (Republic of) 9.25% 2013	260	299
Goodman Global Holdings, Inc., Series B, 7.875% 2012	1,450	1,443
Accuride Corp. 8.50% 2015	1,445	1,434
VWR International, Inc. 10.25% 2015[4,5]	1,425	1,429
PTS Acquisition Corp. 9.50% 2015[4,5]	1,440	1,422
Owens-Illinois, Inc. 7.35% 2008	525	529
Owens-Brockway Glass Container Inc. 7.75% 2011	865	892
American Airlines, Inc., Series 2001-2, Class A-2, 7.858% 2013[6]	1,141	1,207
American Airlines, Inc., Series 2001-1, Class B, 7.377% 2019[2]	201	195
BAE SYSTEMS 2001 Asset Trust, Series 2001, Class B, 7.156% 2011[2,4]	1,362	1,399
Warner Chilcott Corp. 8.75% 2015	1,352	1,396
Beazer Homes USA, Inc. 6.50% 2013	745	644
Beazer Homes USA, Inc. 6.875% 2015	830	718
Lazard Group LLC 7.125% 2015	710	733
Lazard Group LLC 6.85% 2017[4]	625	627
Old Dominion Electric Cooperative, Series 2003-A, 5.676% 2028[2,6]	1,375	1,346
K&F Industries, Inc. 7.75% 2014	1,255	1,337
DynCorp International and DIV Capital Corp., Series A, 9.50% 2013	1,245	1,331
Sensata Technologies BV 8.25% 2014[3]	1,370	1,329
Seneca Gaming Corp. 7.25% 2012	1,300	1,324
Burlington Coat Factory Warehouse Corp. 11.125% 2014	1,350	1,323
NRG Energy, Inc. 7.25% 2014	1,315	1,322
TransDigm Group Inc. 7.75% 2014[4]	300	304
TransDigm Inc. 7.75% 2014	1,000	1,015
Morris Publishing Group, LLC and Morris Publishing Finance Co., Series B, 7.00% 2013	1,475	1,298
Standard Aero Holdings, Inc. 8.25% 2014	1,205	1,289
Residential Accredit Loans, Inc., Series 2006-QS1, Class A-3, 5.75% 2036[2,6]	1,280	1,276
Realogy Corp. 10.50% 2014[4]	1,300	1,241
Sally Holdings LLC and Sally Capital Inc. 9.25% 2014[4]	1,230	1,239
SLM Corp., Series A, 5.00% 2015[6]	1,500	1,235
Morgan Stanley Capital I Trust, Series 2005-HQ7, Class A-2, 5.373% 2042[2,3,6]	1,250	1,227
Building Materials Corp. of America 7.75% 2014	1,205	1,175
Georgia Gulf Corp. 9.50% 2014	910	910
Georgia Gulf Corp. 10.75% 2016	235	235
Education Management LLC and Education Management Finance Corp. 10.25% 2016	1,070	1,132
Young Broadcasting Inc. 10.00% 2011	1,120	1,120
Drummond Co., Inc. 7.375% 2016[4]	1,175	1,110
Smithfield Foods, Inc. 7.75% 2017	1,075	1,080
Cablevision Systems Corp., Series B, 8.00% 2012	1,070	1,062
Comcast Cable Communications, Inc. 6.75% 2011[6]	1,020	1,057
Boise Cascade, LLC and Boise Cascade Finance Corp. 7.125% 2014	1,095	1,046
MetroPCS Wireless, Inc. 9.25% 2014[4]	1,000	1,037
Crown Castle Towers LLC, Series 2006-1, Class F, 6.650% 2036[2,4,6]	850	839
Crown Castle Towers LLC, Series 2006-1, Class G, 6.795% 2036[2,4,6]	200	197
Litigation Settlement Monetized Fee Trust I, Series 2001-1, Class A-2 10.98% 2031[2,4,6]	1,000	1,035
GE Capital Commercial Mortgage Corp., Series 2001-3, Class A-2, 6.07% 2038[2,6]	1,000	1,016
Metals USA Holdings Corp. 11.36% 2012[3,4,5]	1,100	1,012
CHL Mortgage Pass-Through Trust, Series 2006-HYB5, Class 3-A-1B, 5.943% 2036[2,3,6]	1,007	1,006
Universal Hospital Services, Inc. 8.759% 2015[3,4]	540	543
Universal Hospital Services, Inc. 8.50% 2015[4,5]	460	458
Federal Agricultural Mortgage Corp. 4.25% 2008[6]	1,000	989
General Electric Co. 5.00% 2013[6]	1,000	971
Dollarama Group LP and Dollarama Corp. 8.875% 2012	940	968
Newfield Exploration Co. 6.625% 2016	1,000	967
Verizon Communications Inc. 5.50% 2017[6]	1,000	966
Mohegan Tribal Gaming Authority 6.375% 2009	970	965
Goodyear Tire & Rubber Co. 8.625% 2011[4]	905	957
Kimco Realty Corp., Series C, 5.783% 2016[6]	550	544
Kimco Realty Corp. 5.70% 2017[6]	415	404
GSR Mortgage Loan Trust, Series 2004-15F, Class 5A-1, 5.50% 2020[2,6]	968	946
Twin Reefs Asset Trust (XLFA), Series B, 6.32% (undated)[3,4]	900	903
WDAC Intermediate Corp. 8.375% 2014[4]	850	897
Riddell Bell Holdings Inc. 8.375% 2012	905	896
Dole Food Co., Inc. 7.25% 2010	325	315
Dole Food Co., Inc. 8.875% 2011	570	564
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2004-CIBC10, Class A-2, 3.89% 2037[2,6]	887	868
Warner Music Group 7.375% 2014	890	832
Bon-Ton Department Stores, Inc. 10.25% 2014	815	829
Banc of America Funding Trust, Series 2005-H, Class 9-A-1, 5.942% 2035[2,3,6]	817	813
Circus and Eldorado Joint Venture and Silver Legacy Resort Casino 10.125% 2012	750	788
Vitamin Shoppe Industries Inc. 12.86% 2012[3]	750	784
France Télécom 7.75% 2011[3]	730	781
Plastipak Holdings, Inc. 8.50% 2015[4]	750	780
Elizabeth Arden, Inc. 7.75% 2014	770	780
NTL Cable PLC 8.75% 2014	750	776
Wynn Las Vegas, LLC and Wynn Las Vegas Capital Corp. 6.625% 2014	780	756
Countrywide Alternative Loan Trust, Series 2005-64CB, Class 1-A-7, 5.50% 2035[2,6]	761	752
International Lease Finance Corp. 4.75% 2009[6]	750	740
Hertz Vehicle Financing LLC, Rental Car Asset-backed Notes,
Series 2005-2, Class A-6, AMBAC insured, 5.08% 2011[2,4,6]	750	740
CS First Boston Mortgage Securities Corp., Series 2001-CF2, Class A-3, 6.238% 2034[2,6]	727	728
Entercom Radio, LLC 7.625% 2014	725	721
Banc of America Commercial Mortgage Inc., Series 2001-1, Class A-2, 6.503% 2036[2,6]	703	721
Team Finance LLC and Health Finance Corp. 11.25% 2013	655	712
Viant Holdings Inc. 10.125% 2017[4]	693	700
Cinemark, Inc. 0%/9.75% 2014[7]	750	686
Ashtead Group PLC 8.625% 2015[4]	665	682
CS First Boston Mortgage Securities Corp., Series 2005-7, Class III-A-1, 5.00% 2020[2,6]	697	669
Graphic Packaging International, Inc. 8.50% 2011	650	668
AMH Holdings, Inc. 0%/11.25% 2014[7]	890	667
Chase Commercial Mortgage Securities Corp., Series 1998-1, Class A-2, 6.56% 2030[2,6]	664	667
Residential Accredit Loans, Inc., Series 2006-QA1, Class A-III-1, 6.256% 2036[2,3,6]	644	647
World Savings Bank, FSB, Bank Notes, Series 2008-FXR, 4.125% 2008[6]	650	644
Liberty Media Corp. 8.25% 2030	650	634
Grupo Posadas, SA de CV 8.75% 2011	600	633
Residential Accredit Loans, Inc., Series 2004-QS16, Class 1-A-1, 5.50% 2034[2,6]	638	630
Foundation PA Coal Co. 7.25% 2014	625	623
Wells Fargo & Co. 3.50% 2008[6]	625	616
Cox Communications, Inc. 4.625% 2010	625	611
Bear Stearns ARM Trust, Series 2005-10, Class A-3, 4.65% 2035[2,3,6]	625	607
Bank of America, NA and First Union National Bank Commercial Mortgage Trust, Series 2001-3, Class A-1, 4.89% 2037[2,6]	611	606
FMG Finance Pty Ltd. 10.625% 2016[4]	500	597
Sealy Mattress Co. 8.25% 2014	580	597
Duane Reade Inc. 9.75% 2011	605	594
Horizon Lines, LLC and Horizon Lines Holding Corp. 9.00% 2012	544	578
Cervecería Nacional Dominicana, C. por A. 8.00% 2014[4]	550	568
Carnival Corp. 6.15% 2008	565	567
Pemex Project Funding Master Trust 9.125% 2010	500	551
Cricket Communications, Inc. 9.375 2014	525	545
DaimlerChrysler North America Holding Corp. 4.75% 2008	530	528
Hertz Corp. 10.50% 2016	475	527
ACIH, Inc. 0%/11.50% 2012[4,7]	650	523
Nalco Co. 8.875% 2013	500	521
Accellent Inc. 10.50% 2013	515	514
Host Marriott, LP, Series K, 7.125% 2013	500	502
Rite Aid Corp. 6.125% 2008[4]	500	492
Atlas Copco AB 5.60% 2017[4]	500	488
CS First Boston Mortgage Securities Corp., Series 2004-C4, Class A-4, 4.283% 2039[2,6]	500	475
SBA CMBS Trust, Series 2005-1, Class B, 5.565% 2035[2,4,6]	475	473
Meritage Homes Corp. 6.25% 2015	525	470
United Rentals (North America), Inc. 7.75% 2013	460	463
Tower Ventures, LLC, Series 2006-1, Class F, 7.036% 2036[2,4,6]	460	459
Encore Acquisition Co. 6.00% 2015	500	444
Residential Asset Securities Corp. Trust, Series 2001-KS3, Class A-I-6, 5.96% 2031[2,6]	442	441
Regal Cinemas Corp., Series B, 9.375% 2012[8]	400	419
SBA CMBS Trust, Series 2006-1A, Class F, 6.709% 2036[2,4,6]	105	104
SBA CMBS Trust, Series 2006-1A, Class G, 6.904% 2036[2,4,6]	105	104
SBA CMBS Trust, Series 2006-1A, Class H, 7.389% 2036[2,4,6]	105	103
SBA CMBS Trust, Series 2006-1A, Class J, 7.825% 2036[2,4,6]	105	104
United Air Lines, Inc., Series 2000-2, Class A-2, 7.186% 2012[2]	151	154
United Air Lines, Inc., Series 2001-1, Class A-1, 6.071% 2014[2]	224	225
Rouse Co. 6.75% 2013[4]	375	377
Iron Mountain Inc. 7.75% 2015	380	372
Surgical Care Affiliates, Inc. 8.875% 2015[4,5]	350	350
Ship Finance International Ltd. 8.50% 2013	325	336
Rockwood Specialties Group, Inc. 7.50% 2014	325	328
Iraq (Republic of) 5.80% 2028[2,4]	500	307
Linens 'n Things, Inc. 10.981% 2014[3]	400	299
Quebecor Media Inc. 7.75% 2016	275	281
RSC Equipment Rental, Second Lien Term Loan B, 8.82% 2013[2,3]	279	280
Delphi Corp. 6.50% 2013[9]	240	279
Schering-Plough Corp. 5.55% 2013[3,6]	250	251
XM Satellite Radio Inc. and XM Satellite Radio Holdings Inc. 9.75% 2014	250	246
QBE Capital Funding II LP 6.797% (undated)[3,4]	250	245
AMR HoldCo, Inc. and EmCare HoldCo, Inc. 10.00% 2015	225	244
MagnaChip Semiconductor SA and MagnaChip Semiconductor Finance Co. 8.00% 2014	310	228
Ainsworth Lumber Co. Ltd. 6.75% 2014	300	225
CS First Boston Mortgage Securities Corp., Series 2003-29, Class V-A-1, 7.00% 2033[2,6]	215	220
GE Capital Commercial Mortgage Corp., Series 2001-1, Class A-1, 6.079% 2033[2,6]	210	212
Electronic Data Systems Corp. 7.45% 2029	200	204
Equistar Chemicals, LP 10.125% 2008	185	193
SocGen Real Estate Co. LLC, Series A, 7.64% (undated)[3,4]	155	156
Carmike Cinemas, Inc., Term Loan B, 8.61% 2012[2,3]	149	150
Structured Asset Securities Corp., Series 1998-RF2, Class A, 8.515% 2027[2,3,4,6]	97	97
Southern Capital Corp. Pass Through Trust, Series 2002-1, Class G, MBIA insured, 5.70% 2023[2,4]	75	73
First Union National Bank Commercial Mortgage Trust, Series 2000-C1, Class A-1, 7.739% 2032[2,6]	49	49
Specialty Underwriting and Residential Finance Trust, Series 2004-BC4, Class A-2B, 5.63% 2035[2,3,6]	29	29
Stoneridge, Inc. 11.50% 2012	25	26
JSG Funding PLC 9.625% 2012	23	24
		1,287,472

Total bonds & notes (cost: $4,375,055,000)		4,453,192

Warrants — 0.01%	Shares

U.S. DOLLAR — 0.01%
GT Group Telecom Inc., warrants, expire 2010[4,8,10]	1,000	— *
United Mexican States Government, units, warrants, expire 2007[4,10]	4,715	410

Total warrants (cost: $340,000)		410

Preferred securities — 3.38%

EUROS — 2.25%
HVB Funding Trust VIII 7.055%[3]	12,500,000	18,191
UniCredito Italiano Capital Trust III 4.028%[3]	1,000,000	1,216
UniCredito Italiano Capital Trust I, Class B, 8.048%[3]	8,000,000	11,802
Commerzbank Capital Funding Trust I, Class B, 5.012% noncumulative[3]	17,850,000	22,958
Allied Irish Banks, PLC 4.781%[3]	7,560,000	9,357
Allied Irish Banks, PLC 7.50% perpetual reserve capital instruments[3]	5,000,000	7,316
Barclays Bank PLC 4.75%[3]	10,850,000	12,352
BNP Paribas 5.868%[3]	6,750,000	9,438
BNP Paribas 6.342%[3]	500,000	710
Standard Chartered Capital Trust I 8.16%[3]	5,000,000	7,297
Bank of Ireland UK Holdings PLC 7.40%[3]	3,000,000	4,373
MUFG Capital Finance 2 Ltd. 4.85% noncumulative[3]	2,000,000	2,540
SG Capital Trust I 7.875% noncumulative trust[3]	1,000,000	1,450
		109,000

U.S. DOLLARS — 0.92%
MUFG Capital Finance 1 Ltd. 6.346% noncumulative[3]	10,386,000	10,179
DBS Capital Funding Corp., Series A, 7.657% noncumulative guaranteed preference shares[3,4]	8,800,000	9,386
Sumitomo Mitsui Banking Corp. 6.078%[3,4]	9,386,000	9,077
Shinsei Finance II (Cayman) Ltd. 7.16% noncumulative[3,4]	7,085,000	7,078
Standard Chartered PLC 7.014% non-cumulative redeemable preference shares[3,4]	5,300,000	5,099
Chuo Mitsui Trust and Banking Co., Ltd. 5.506%[3,4]	2,000,000	1,891
BNP U.S. Funding LLC, Series A, 7.738% noncumulative[3,4]	1,700,000	1,715
IBJ Preferred Capital Co. LLC, Series A, 8.79% noncumulative[3,4]	200,000	206
		44,631

BRITISH POUNDS — 0.21%
Commerzbank Capital Funding Trust II, Class B, 5.905% noncumulative[3]	3,500,000	6,465
BOI Capital Funding (No. 4) LP 6.430%[3]	1,000,000	1,894
Sumitomo Mitsui Banking Corp. 6.164%[3]	990,000	1,880
		10,239

Total preferred securities (cost: $163,737,000)		163,870

	Principal amount	Market value
Short-term securities — 4.92%	(000)	(000)

Thunder Bay Funding, LLC 5.27%–5.36% due 7/2–8/8/2007[4,6]	US$45,200	US$ 45,106
Bank of Montreal 5.23% due 8/15/2007[6]	36,400	36,168
AstraZeneca PLC 5.25% due 8/15/2007[6]	24,300	24,145
Allied Irish Banks N.A. Inc. 5.23% due 7/5/2007[4]	20,000	19,985
DaimlerChrysler Revolving Auto Conduit LLC 5.29% due 7/25/2007	20,000	19,927
Amsterdam Funding Corp. 5.23%–5.275% due 7/13–7/26/2007[4]	19,500	19,456
BMW U.S. Capital LLC 5.23% due 7/18/2007[4]	14,900	14,861
UBS Finance (Delaware) LLC 5.20% due 8/6/2007[6]	14,000	13,926
Novartis Finance Corp. 5.21% due 8/8/2007[4,6]	12,000	11,932
Toyota Motor Credit Corp. 5.23% due 8/17/2007[6]	10,000	9,930
Barton Capital LLC 5.26% due 7/10/2007[4]	9,500	9,486
Mont Blanc Capital Corp. 5.24% due 7/9/2007[4]	9,000	8,988
Ranger Funding Co. LLC 5.245% due 7/10/2007[4]	4,500	4,494

Total short-term securities (cost: $238,381,000)		238,404

Total investment securities (cost: $4,777,513,000)		4,855,876
Other assets less liabilities		(8,513)

Net assets		US$4,847,363

*Amount less than one thousand.

[1]	Index-linked bond whose principal amount moves with a government retail price index.
[2]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[3]	Coupon rate may change periodically.
[4]
Purchased in a private placement transaction; resale may be limited to qualified institutional buyers; resale to the public may require registration. The total value of all such restricted securities was $535,103,000, which represented 11.04% of the net assets of the fund.

[5]	Payment in kind; the issuer has the option of paying additional securities in lieu of cash.
[6]	This security, or a portion of this security, has been segregated to cover funding requirements on investment transactions settling in the future.
[7]	Step bond; coupon rate will increase at a later date.
[8]	Valued under fair value procedures adopted by authority of the board of directors. The total value of all such securities was $419,000.
[9]	Scheduled interest and/or principal payment was not received.
[10]	Security did not produce income during the last 12 months.

Federal income tax information	(dollars in thousands)

Gross unrealized appreciation on investment securities	$120,346
Gross unrealized depreciation on investment securities	(48,396)
Net unrealized appreciation on investment securities	71,950
Cost of investment securities for federal income tax purposes	4,783,926

Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so you may lose money.

Investors should carefully consider the investment objectives, risks, charges and expenses of the American Funds. This and other important information is contained in each fund’s prospectus, which can be obtained from a financial adviser and should be read carefully before investing.

MFGEFP-931-0807O-S10943

ITEM 2 – Controls and Procedures

The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 3 – Exhibits

The certifications required by Rule 30a-2 of the Investment Company Act of 1940, as amended, and Section 302 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

CAPITAL WORLD BOND FUND, INC.

By /s/ Mark H. Dalzell
Mark H. Dalzell, President and Principal Executive Officer

Date: August 28, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By /s/ Mark H. Dalzell
Mark H. Dalzell, President and Principal Executive Officer

Date: August 28, 2007

By /s/ Sharon G. Moseley
Sharon G. Moseley, Treasurer and Principal Financial Officer

Date: August 28, 2007